UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202

Russell B. Simon

Advisor Managed Portfolios

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Reckoner Yield Enhanced AAA CLO ETF
RAAA (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Reckoner Yield Enhanced AAA CLO ETF for the period of July 8, 2025, to June 30, 2026. You can find additional information about the Fund at https://reckoner.com/raaa/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**,***
Reckoner Yield Enhanced AAA CLO ETF	$423	4.13%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Includes 3.82% of interest expense related to borrowing costs charged to the Fund on reverse repurchase agreements.
***	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
WHAT FACTORS INFLUENCED PERFORMANCE
For the reporting period ending June 30, 2026, the Reckoner Yield Enhanced AAA CLO ETF returned 5.29% on a NAV basis and 5.48% on a market value basis. Its performance benchmark, the J.P. Morgan CLOIE AAA Index, returned 4.99%.
PERFORMANCE
TOP CONTRIBUTORS TO PERFORMANCE
Spreads on AAA  collateralized loan obligations (CLOs) remained stable as the asset class was largely insulated from macroeconomic volatility surrounding the Iran conflict and continued AI disruption. The Fund’s leverage strategy benefited from favorable financing rates on its repurchase agreements, driving outperformance relative to the benchmark.
TOP DETRACTORS FROM PERFORMANCE
The Fund’s overweight to large higher-tiered managers detracted from returns as lower tiered managers traded at slightly wider spreads, generating higher yields relative to the Fund’s holdings.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Reckoner Yield Enhanced AAA CLO ETF	PAGE 1	TSR-AR-00777X496

AVERAGE ANNUAL TOTAL RETURN (%)

Since Inception (07/08/2025)
Reckoner Yield Enhanced AAA CLO ETF NAV	5.29%
Bloomberg US Aggregate Bond Index	4.61%
JP Morgan CLOIE AAA Total Return Index	4.99%
Visit https://reckoner.com/raaa/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$35,131,287
Number of Holdings	37
Net Advisory Fee	$89,507
Portfolio Turnover	25%
Effective Duration	0.04
WHAT DID THE FUND INVEST IN? (% of total portfolio* as of  June 30, 2026)

Sector Breakdown	(%)
Collateralized Loan Obligations	99.6%
Cash & Other	0.4%

Credit Breakdown	(%)
AAA	99.6%
Cash & Other	0.4%
*	Includes Money Market Deposit Account
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://reckoner.com/raaa/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Reckoner Capital Management documents not be householded, please contact Reckoner Capital Management at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Reckoner Capital Management or your financial intermediary.
Reckoner Yield Enhanced AAA CLO ETF	PAGE 2	TSR-AR-00777X496

Reckoner BBB-B CLO ETF
RCLO (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Reckoner BBB-B CLO ETF for the period of October 21, 2025, to June 30, 2026. You can find additional information about the Fund at https://reckoner.com/rclo/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Reckoner BBB-B CLO ETF	$51	0.50%
*	Amount shown reflects the expenses of the Fund from inception date through June 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
WHAT FACTORS INFLUENCED PERFORMANCE
For the reporting period ending June 30, 2026, the Reckoner BBB-B CLO ETF returned 4.24% on a NAV basis and 4.05% on a market value basis. Its performance benchmark, the JP Morgan CLO High Quality Mezzanine Index, returned 4.10%.
PERFORMANCE
TOP CONTRIBUTORS TO PERFORMANCE
The Fund’s overweight to large higher-tiered managers and high-quality collateralized loan obligations (CLOs) contributed to returns relative to the benchmark, as mezzanine CLO spreads widened during the period. Lower-tiered managers and CLOs widened at a greater magnitude relative to the Fund’s holdings.
TOP DETRACTORS FROM PERFORMANCE
The Fund’s allocation to BB  CLOs detracted from performance, as BB CLO spreads widened by a larger magnitude than BBB CLOs due to declines in leverage loan prices and macroeconomic volatility more acutely impacting BB CLOs.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Reckoner BBB-B CLO ETF	PAGE 1	TSR-AR-00777X488

AVERAGE ANNUAL TOTAL RETURN (%)

Since Inception (10/21/2025)
Reckoner BBB-B CLO ETF NAV	4.24%
Bloomberg U.S. Corporate High Yield Index	3.21%
JP Morgan CLO High Quality Mezzanine Index Total Return	4.10%
Visit https://reckoner.com/rclo/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$30,003,004
Number of Holdings	26
Net Advisory Fee	$95,424
Portfolio Turnover	20%
Effective Duration	-0.01
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Sector Breakdown	(%)
Collateralized Loan Obligations	97.4%
Cash & Other	2.6%

Credit Breakdown	(%)
BBB	54.6%
BB	42.8%
Cash & Other	2.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://reckoner.com/rclo/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Reckoner Capital Management documents not be householded, please contact Reckoner Capital Management at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Reckoner Capital Management or your financial intermediary.
Reckoner BBB-B CLO ETF	PAGE 2	TSR-AR-00777X488

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Brian S. Ferrie is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refers to (i) preparation of U.S. federal, state and excise tax returns; (ii) U.S. federal and state tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired; and (iv) review of U.S. federal excise distribution calculations. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.’

Reckoner BBB-B CLO ETF

	FYE 06/30/2026	FYE 06/30/2025
(a) Audit Fees	$17,000	N/A
(b) Audit-Related Fees	None	N/A
(c) Tax Fees	$4,500	N/A
(d) All Other Fees	None	N/A

Reckoner Yield Enhanced AAA CLO ETF

	FYE 06/30/2026	FYE 06/30/2025
(a) Audit Fees	$17,000	N/A
(b) Audit-Related Fees	None	N/A
(c) Tax Fees	$4,500	N/A
(d) All Other Fees	None	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Reckoner BBB-B CLO ETF

	FYE 06/30/2026	FYE 06/30/2025
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

Reckoner Yield Enhanced AAA CLO ETF

	FYE 06/30/2026	FYE 06/30/2025
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Reckoner BBB-B CLO ETF

Non-Audit Related Fees	FYE 06/30/2026	FYE 06/30/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Reckoner Yield Enhanced AAA CLO ETF

Non-Audit Related Fees	FYE 06/30/2026	FYE 06/30/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee, consisting of the entire Board, are as follows: Russell Emery, Brian S. Ferrie, and Wan-Chong Kung.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Reckoner Yield Enhanced AAA CLO ETF
Reckoner BBB-B CLO ETF
Annual Financial Statements
June 30, 2026

RECKONER YIELD ENHANCED AAA CLO ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - 191.1%
AGL CLO 37 LTD, Series 2024-37A, Class A1, 4.90% (3 mo. Term SOFR + 1.24%), 04/22/2038(a)(b)	$2,000,000	$2,002,184
AGL CLO 6 LTD, Series 2020-6A, Class A1R2, 4.96% (3 mo. Term SOFR + 1.28%), 04/20/2038(a)(b)	2,000,000	2,001,688
AIMCO CLO 15 LTD
Series 2015-AA, Class A1R4, 4.93% (3 mo. Term SOFR + 1.25%), 10/17/2038(a)	1,750,000	1,752,105
Series 2021-15A, Class AR, 4.88% (3 mo. Term SOFR + 1.20%), 04/17/2038(a)	1,500,000	1,500,960
Apidos CLO LII Ltd, Series 2025-52A, Class A1, 4.81% (3 mo. Term SOFR + 1.13%), 04/20/2038(a)	1,280,000	1,280,014
Apidos CLO XLII LTD, Series 2022-42A, Class A1R, 4.88% (3 mo. Term SOFR + 1.20%), 04/20/2038(a)(b)	2,000,000	2,002,520
Ares Loan Funding IX LTD, Series 2025-ALF9A, Class A1, 4.85% (3 mo. Term SOFR + 1.18%), 03/31/2038(a)(b)	2,000,000	2,000,020
Ares LXXVII CLO LTD, Series 2025-77A, Class A1, 4.99% (3 mo. Term SOFR + 1.32%), 07/15/2038(a)(b)	2,000,000	2,001,958
Benefit Street Partners CLO LTD, Series 2015-6BR, Class A1R, 4.86% (3 mo. Term SOFR + 1.18%), 04/20/2038(a)(b)	2,000,000	2,000,508
Benefit Street Partners CLO XXIX LTD, Series 2022-29A, Class AR, 4.85% (3 mo. Term SOFR + 1.18%), 01/25/2038(a)(b)	2,000,000	1,999,786
Birch Grove CLO 12 LTD, Series 2025-12A, Class A1, 4.83% (3 mo. Term SOFR + 1.17%), 04/22/2038(a)	1,250,000	1,248,663
Carlyle US CLO 2023-3 LTD, Series 2023-3A, Class A1R, 4.90% (3 mo. Term SOFR + 1.23%), 10/15/2038(a)	1,750,000	1,754,939
CIFC Funding 2021-V LTD, Series 2021-5A, Class A1R, 4.93% (3 mo. Term SOFR + 1.26%), 01/15/2038(a)(b)	2,000,000	2,001,070
CTM CLO 2025-2 Ltd, Series 2025-2A, Class A1, 5.00% (3 mo. Term SOFR + 1.32%), 10/20/2038(a)	2,000,000	2,001,954
Elmwood CLO 38 LTD, Series 2025-1A, Class A, 4.81% (3 mo. Term SOFR + 1.15%), 04/22/2038(a)(b)	2,000,000	2,001,522
Garnet CLO 4 LTD, Series 2025-4A, Class A1, 4.90% (3 mo. Term SOFR + 1.24%), 01/20/2039(a)	2,000,000	1,997,820
GoldenTree Loan Management US CLO 16 LTD, Series 2022-16A, Class ARR, 4.80% (3 mo. Term SOFR + 1.12%), 01/20/2038(a)	1,400,000	1,398,160
Goldentree Loan Management US CLO 17 LTD, Series 2023-17A, Class AR, 4.96% (3 mo. Term SOFR + 1.28%), 01/20/2039(a)	2,150,000	2,155,158
Madison Park Funding LXXVII Ltd, Series 2026-77A, Class A1, 4.91% (3 mo. Term SOFR + 1.20%), 04/20/2039(a)	1,500,000	1,500,654
Madison Park Funding XL-R LTD, Series 2025-40RA, Class A, 4.97% (3 mo. Term SOFR + 1.29%), 10/16/2038(a)(b)	2,000,000	2,001,324
Magnetite LV Ltd, Series 2026-55A, Class A1, 4.82% (3 mo. Term SOFR + 1.14%), 04/15/2039(a)	2,000,000	1,998,360
Magnetite Xlii LTD, Series 2024-42A, Class A1, 4.98% (3 mo. Term SOFR + 1.31%), 01/25/2038(a)(b)	2,000,000	2,001,988
Magnetite XXVIII LTD, Series 2020-28A, Class A1RR, 4.91% (3 mo. Term SOFR + 1.24%), 01/15/2038(a)(b)	2,000,000	2,004,060

The accompanying notes are an integral part of these financial statements.

1

RECKONER YIELD ENHANCED AAA CLO ETF
SCHEDULE OF INVESTMENTS
June 30, 2026(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Neuberger Berman Loan Advisers CLO 59 Ltd, Series 2024-59A, Class A1, 4.96% (3 mo. Term SOFR + 1.29%), 01/23/2039(a)(b)	$2,000,000	$2,001,902
OCP CLO 2017-13 LTD, Series 2017-13A, Class AR2, 5.01% (3 mo. Term SOFR + 1.34%), 11/26/2037(a)	1,003,000	1,004,729
OCP CLO 2018-15 LTD, Series 2018-15A, Class AR, 4.93% (3 mo. Term SOFR + 1.25%), 01/20/2038(a)(b)	2,000,000	2,001,084
OCP CLO 2025-40 LTD, Series 2025-40A, Class A, 4.82% (3 mo. Term SOFR + 1.14%), 04/16/2038(a)	1,750,000	1,749,569
Octagon 75 LTD, Series 2025-1A, Class A1, 4.86% (3 mo. Term SOFR + 1.20%), 01/22/2038(a)(b)	2,000,000	2,001,788
OHA Credit Funding 3 LTD, Series 2019-3A, Class AR2, 5.00% (3 mo. Term SOFR + 1.32%), 01/20/2038(a)(b)	2,000,000	2,004,268
OHA Credit Funding 7 LTD, Series 2020-7A, Class A1R2, 4.96% (3 mo. Term SOFR + 1.28%), 07/19/2038(a)(b)	2,000,000	2,001,922
Orchard Park CLO LTD, Series 2024-1A, Class A, 5.04% (3 mo. Term SOFR + 1.36%), 10/20/2037(a)(b)	2,000,000	2,002,700
Regatta 32 Funding LTD, Series 2025-4A, Class A1, 5.01% (3 mo. Term SOFR + 1.34%), 07/25/2038(a)(b)	2,000,000	2,009,160
Regatta XVIII Funding LTD, Series 2021-1A, Class A1R, 4.83% (3 mo. Term SOFR + 1.16%), 04/15/2038(a)	500,000	499,400
RR 19 LTD, Series 2021-19A, Class A1R, 4.85% (3 mo. Term SOFR + 1.18%), 04/15/2040(a)(b)	2,000,000	1,999,000
Sixth Street CLO XIII LTD, Series 2019-13A, Class A1R2, 4.89% (3 mo. Term SOFR + 1.22%), 01/21/2038(a)	1,250,000	1,250,778
Sixth Street CLO XX LTD, Series 2021-20A, Class A1R, 5.00% (3 mo. Term SOFR + 1.32%), 07/17/2038(a)	2,005,000	2,008,693
Texas Debt Capital CLO 2023-I LTD, Series 2023-1A, Class A1R, 4.98% (3 mo. Term SOFR + 1.30%), 07/20/2038(a)(b)	2,000,000	2,003,848
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $67,158,927)		67,146,256
TOTAL INVESTMENTS - 191.1% (Cost $67,158,927)		$67,146,256
Money Market Deposit Account - 0.8%(c)		286,611
Liabilities in Excess of Other Assets - (91.9)%		(32,301,580)
TOTAL NET ASSETS - 100.0%		$35,131,287

Percentages are stated as a percent of net assets.
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $67,146,256 or 191.1% of the Fund’s net assets.

(b)	All or a portion of the security has been pledged as collateral for reverse repurchase agreements. The fair value of assets committed as collateral as of June 30, 2026 was $41,044,290.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 2.56%.

The accompanying notes are an integral part of these financial statements.

2

RECKONER YIELD ENHANCED AAA CLO ETF
SCHEDULE OF REVERSE REPURCHASE AGREEMENTS
June 30, 2026

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Scotia Capital (USA), Inc.	4.28%	04/08/2026	07/08/2026	$3,233,431	$3,199,200
Scotia Capital (USA), Inc.	4.28%	04/15/2026	07/16/2026	4,855,165	4,803,200
Scotia Capital (USA), Inc.	4.25%	05/13/2026	08/14/2026	1,619,400	1,602,000
Wells Fargo Securities, LLC	4.17%	06/01/2026	07/02/2026	1,605,560	1,600,000
Wells Fargo Securities, LLC	4.16%	06/08/2026	07/08/2026	1,608,557	1,603,000
Scotia Capital (USA), Inc.	4.17%	06/15/2026	07/15/2026	15,260,045	15,207,200
BMO Capital Markets Corp.	4.18%	06/15/2026	07/15/2026	1,632,667	1,627,000
Scotia Capital (USA), Inc.	4.18%	06/18/2026	07/17/2026	1,605,388	1,600,000
BMO Capital Markets Corp.	4.19%	06/22/2026	07/22/2026	1,632,681	1,627,000
				$33,052,894	$32,868,600

As of June 30, 2026, the fair value of securities held as collateral for reverse repurchase agreements was $41,044,290 as noted on the Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

3

RECKONER BBB-B CLO ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - 97.4%
AIMCO CLO 17, LTD, Series 2017-AA, Class D1R2, 6.08% (3 mo. Term SOFR + 2.40%), 01/20/2038(a)	$1,000,000	$999,375
Apidos CLO XLII LTD, Series 2022-42A, Class D1R, 6.13% (3 mo. Term SOFR + 2.45%), 04/20/2038(a)	1,000,000	1,001,959
Apidos CLO XLIV LTD, Series 2023-44A, Class D1R, 6.52% (3 mo. Term SOFR + 2.85%), 10/26/2037(a)	1,000,000	1,003,212
Ares LXXX CLO Ltd, Series 2026-80A, Class E, 9.40% (3 mo. Term SOFR + 5.75%), 05/05/2039(a)	2,000,000	2,012,000
Ares Loan Funding IX LTD, Series 2025-ALF9A, Class D1, 6.27% (3 mo. Term SOFR + 2.60%), 03/31/2038(a)	1,000,000	994,755
Ares LVII CLO LTD, Series 2020-57A, Class D1R2, 6.42% (3 mo. Term SOFR + 2.75%), 10/25/2038(a)	1,000,000	986,366
Benefit Street Partners CLO XXIII Ltd, Series 2021-23A, Class D1RR, 6.34% (3 mo. Term SOFR + 2.70%), 04/25/2039(a)	1,000,000	1,001,544
Benefit Street Partners CLO XXVII LTD, Series 2022-27A, Class D1R, 6.83% (3 mo. Term SOFR + 3.15%), 10/20/2037(a)	1,000,000	1,002,828
CARLYLE US CLO 2021-2 LTD
Series 2021-2A, Class D1R, 6.53% (3 mo. Term SOFR + 2.85%), 04/20/2038(a)	1,000,000	998,116
Series 2021-2A, Class ER, 8.58% (3 mo. Term SOFR + 4.90%), 04/20/2038(a)	400,000	387,422
CIFC Funding 2020-I Ltd, Series 2020-1A, Class ER2, 9.14% (3 mo. Term SOFR + 5.50%), 07/15/2039(a)	500,000	502,097
CTM CLO 2026-3 Ltd, Series 2026-3A, Class D1, 6.56% (3 mo. Term SOFR + 2.85%), 04/15/2039(a)	1,000,000	1,001,470
Diameter Capital CLO 5 LTD, Series 2023-5A, Class DR, 8.52% (3 mo. Term SOFR + 4.85%), 01/15/2039(a)	1,000,000	978,811
Elmwood CLO 14 Ltd, Series 2022-1A, Class DR, 6.58% (3 mo. Term SOFR + 2.90%), 10/20/2038(a)	1,000,000	1,002,494
Generate CLO 20 LTD, Series 2024-20A, Class E, 9.02% (3 mo. Term SOFR + 5.35%), 01/25/2038(a)	1,500,000	1,505,843
GoldenTree Loan Management US CLO 23 LTD, Series 2024-23A, Class E, 8.68% (3 mo. Term SOFR + 5.00%), 01/20/2039(a)	1,000,000	998,216
HPS Loan Management 2025-26 LTD, Series 2025-26A, Class E, 9.03% (3 mo. Term SOFR + 5.35%), 07/20/2038(a)	1,000,000	1,003,152
KKR CLO 58 LTD, Series 2025-58A, Class E, 8.97% (3 mo. Term SOFR + 5.30%), 10/15/2038(a)	1,000,000	1,004,315
Madison Park Funding LXXIII LTD, Series 2025-73A, Class D1, 6.43% (3 mo. Term SOFR + 2.75%), 10/17/2038(a)	1,500,000	1,494,960
Madison Park Funding XL-R LTD, Series 2025-40RA, Class E, 9.48% (3 mo. Term SOFR + 5.80%), 10/16/2038(a)	1,500,000	1,454,797
Magnetite XVII Ltd, Series 2016-17A, Class D1R3, 6.19% (3 mo. Term SOFR + 2.60%), 07/25/2039(a)	1,000,000	1,001,000
Magnetite XXXIV LTD, Series 2023-34A, Class D1R, 6.22% (3 mo. Term SOFR + 2.55%), 01/15/2038(a)	1,500,000	1,498,200
Neuberger Berman Loan Advisers CLO 29 LTD, Series 2018-29A, Class ER, 8.93% (3 mo. Term SOFR + 5.25%), 01/19/2039(a)	1,500,000	1,477,799
Octagon 73 LTD, Series 2025-4A, Class E, 8.78% (3 mo. Term SOFR + 5.10%), 10/20/2038(a)	1,500,000	1,504,719

The accompanying notes are an integral part of these financial statements.

4

RECKONER BBB-B CLO ETF
SCHEDULE OF INVESTMENTS
June 30, 2026(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Orion CLO 2023-1 LTD, Series 2023-1A, Class D1R, 6.57% (3 mo. Term SOFR + 2.90%), 10/25/2038(a)	$1,000,000	$998,567
Texas Debt Capital CLO 2023-I LTD, Series 2023-1A, Class D1R, 6.43% (3 mo. Term SOFR + 2.75%), 07/20/2038(a)	1,400,000	1,405,212
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $29,383,645)		29,219,229
TOTAL INVESTMENTS - 97.4% (Cost $29,383,645)		$29,219,229
Money Market Deposit Account - 1.2%(b)		368,142
Other Assets in Excess of Liabilities - 1.4%		415,633
TOTAL NET ASSETS - 100.0%		$30,003,004

Percentages are stated as a percent of net assets.
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $29,219,229 or 97.4% of the Fund’s net assets.

(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 2.56%.

The accompanying notes are an integral part of these financial statements.

5

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026

	Reckoner Yield Enhanced AAA CLO ETF	Reckoner BBB-B CLO ETF
ASSETS:
Investments, at value	$ 67,146,256	$ 29,219,229
Interest receivable	704,660	427,958
Cash - interest bearing deposit account	286,611	368,142
Total assets	68,137,527	30,015,329
LIABILITIES:
Payable to Adviser	8,632	12,325
Reverse repurchase agreements	32,868,600	—
Interest payable	129,008	—
Total liabilities	33,006,240	12,325
NET ASSETS	$ 35,131,287	$ 30,003,004
Net Assets Consist of:
Paid-in capital	$ 35,013,237	$ 30,018,665
Total distributable earnings/(accumulated losses)	118,050	(15,661)
Total net assets	$ 35,131,287	$ 30,003,004
Net assets	$ 35,131,287	$ 30,003,004
Shares issued and outstanding (unlimited shares authorized without par value)	1,400,000	1,200,000
Net asset value per share	$25.09	$25.00
Cost:
Investments, at cost	$ 67,158,927	$ 29,383,645

The accompanying notes are an integral part of these financial statements.

6

STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2026

	Reckoner Yield Enhanced AAA CLO ETF(a)	Reckoner BBB-B CLO ETF(b)
INVESTMENT INCOME:
Interest income	$ 2,814,914	$ 1,414,100
Other income	155	—
Total investment income	2,815,069	1,414,100
EXPENSES:
Advisory fees	89,507	95,424
Investment interest expense	1,147,352	—
Interest expense credit line	1,101	—
Total expenses	1,237,960	95,424
Net investment income	1,577,109	1,318,676
REALIZED AND UNREALIZED LOSS
Realized loss from:
Investments	(15,953)	(18,686)
Net realized loss	(15,953)	(18,686)
Net change in unrealized appreciation (depreciation) on:
Investments	(12,671)	(164,416)
Net change in unrealized appreciation (depreciation)	(12,671)	(164,416)
Net realized and unrealized loss	(28,624)	(183,102)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,548,485	$ 1,135,574

(a)	Inception date of the Fund was July 8, 2025.
(b)	Inception date of the Fund was October 21, 2025.
The accompanying notes are an integral part of these financial statements.

7

STATEMENTS OF CHANGES IN NET ASSETS

	Reckoner Yield Enhanced AAA CLO ETF	Reckoner BBB-B CLO ETF
	Period Ended June 30, 2026(a)	Period Ended June 30, 2026(b)
OPERATIONS:
Net investment income	$1,577,109	$1,318,676
Net realized loss	(15,953)	(18,686)
Net change in unrealized appreciation (depreciation)	(12,671)	(164,416)
Net increase in net assets from operations	1,548,485	1,135,574
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,430,435)	(1,151,235)
Total distributions to shareholders	(1,430,435)	(1,151,235)
CAPITAL TRANSACTIONS:
Shares sold	47,522,220	30,008,630
Shares redeemed	(12,550,300)	—
ETF transaction fees	41,317	10,035
Net increase in net assets from capital transactions	35,013,237	30,018,665
Net increase in net assets	35,131,287	30,003,004
NET ASSETS:
Beginning of the period	—	—
End of the period	$35,131,287	$ 30,003,004
SHARES TRANSACTIONS
Shares sold	1,900,000	1,200,000
Shares redeemed	(500,000)	—
Total increase in shares outstanding	1,400,000	1,200,000

(a)	Inception date of the Fund was July 8, 2025.
(b)	Inception date of the Fund was October 21, 2025.
The accompanying notes are an integral part of these financial statements.

8

Reckoner Yield Enhanced AAA CLO ETF
Statement of Cash Flows
For the Period Ended June 30, 2026(a)

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$ 1,548,485
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of investments of unaffiliated securities	(81,120,095)
Sales of investments in unaffiliated securities	13,932,860
Net realized gain (loss) investments	15,953
Change in unrealized appreciation (depreciation) on investments	12,671
Amortization and accretion of premium and discount	12,355
Increase in payable to advisor	8,632
Increase in interest payable	129,008
Increase in interest receivable	(704,660)
Net cash used in operating activities	$(66,164,791)
Cash Flows from Financing Activities:
Cash proceeds from shares sold	47,522,220
Cash payment for shares redeemed	(12,550,300)
Proceeds from reverse repurchase agreements	281,148,400
Payments made on reverse repurchase agreements	(248,279,800)
Cash distributions paid to shareholders	(1,430,435)
Cash proceeds from transaction fees	41,317
Net cash provided by financing activities	$ 66,451,402
Net change in cash	$ 286,611
Cash and Restricted Cash:
Beginning balance	$—
Ending balance	$286,611
Supplemental Disclosures and Non-Cash Information
Interest expense	1,019,446
Reconciliation of Restricted and Unrestricted Cash at the End of Period to the STATEMENTS of Assets and Liabilities
Cash - interest bearing deposit account	286,611

(a)	Inception date of the Fund was July 8, 2025.
The accompanying notes are an integral part of these financial statements.

9

RECKONER YIELD ENHANCED AAA CLO ETF
FINANCIAL HIGHLIGHTS

Period Ended June 30, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	1.29
Net realized and unrealized loss on investments	(0.03)
Total from investment operations	1.26
LESS DISTRIBUTIONS FROM:
Net investment income	(1.20)
Net realized gains	(0.00)(c)
Total distributions	(1.20)
ETF transaction fees per share	0.03
Net asset value, end of period	$25.09
Total return(d)	5.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$35,131
Ratio of expenses to average net assets(e)	4.13%
Ratio of expenses to average net assets excluding interest expense(e)	0.30%
Ratio of net investment income to average net assets(e)	5.26%
Portfolio turnover rate(d)	25%

(a)	Inception date of the Fund was July 8, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

10

RECKONER BBB-B CLO ETF
FINANCIAL HIGHLIGHTS

Period Ended June 30, 2026(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	1.19
Net realized and unrealized loss on investments	(0.17)
Total from investment operations	1.02
LESS DISTRIBUTIONS FROM:
Net investment income	(1.03)
Net realized gains	(0.00)(c)
Total distributions	(1.03)
ETF transaction fees per share	0.01
Net asset value, end of period	$25.00
Total return(d)	4.24%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$30,003
Ratio of expenses to average net assets(e)	0.50%
Ratio of net investment income (loss) to average net assets(e)	6.85%
Portfolio turnover rate(d)	20%

(a)	Inception date of the Fund was October 21, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

11

NOTES TO FINANCIAL STATEMENTS
June 30, 2026
NOTE 1 – ORGANIZATION
Reckoner Yield Enhanced AAA CLO ETF (“RAAA”) and Reckoner BBB-B CLO ETF (“RCLO” and with RAAA, the “Funds”) are separate non-diversified series of Advisor Managed Portfolios (the “Trust”). The Trust was organized on February 16, 2023, as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Reckoner Capital Management LLC (the “Adviser”) serves as the investment manager to the Funds. The inception date of RAAA was July 8, 2025 and the inception date of the RCLO was October 21, 2025. The investment objective of each Fund’s is to seek to generate current income, with a secondary objective of capital preservation.
Shares of each Fund are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units”. Creation Units are issued and redeemed principally either in-kind for securities or in cash for the value of such securities. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund.
Shares of a Fund may be purchased from, or redeemed to, the Fund only by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation, or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
A standard transaction fee of $300 is charged by the Funds’ custodian in connection with the issuance or redemption of Creation Units. The standard fee will be the same regardless of the number of Creation Units issued or redeemed. In addition, a variable fee of up to 2% of the value of a Creation Unit may be charged by a Fund for cash purchases, non-standard orders, or partial cash purchases, and is designed to cover broker commissions and other transaction costs. Any variable fees received by a Fund are included in the Capital Transactions on the Statements of Changes in Net Assets.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.
(a)
Securities Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by a Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated the Adviser as the valuation designee of each Fund. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value investments of each Fund whose market prices are not “readily available” or are deemed to be unreliable.

12

NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)
Various inputs are used in determining the value of a Fund’s investments. These inputs are summarized into three broad levels and described below:
Level 1 –
quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	significant unobservable inputs, including a Fund’s own assumptions in determining the fair value of investments.
Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value each Fund’s investments by investment type as of June 30, 2026:
Reckoner Yield Enhanced AAA CLO ETF

Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Collateralized Loan Obligations	$—	$67,146,256	$—	$67,146,256
Total Investments	$—	$67,146,256	$—	$67,146,256

Reckoner BBB-B CLO ETF

Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Collateralized Loan Obligations	$—	$29,219,229	$—	$29,219,229
Total Investments	$—	$29,219,229	$—	$29,219,229

See each Fund’s Schedule of Investments for further details of investment classifications.
Reverse repurchase agreements are carried at face value which approximates fair value; hence, they are not included in the fair value hierarchy.
(b)
Securities Transactions, Investment Income and Distributions – Each Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported based on identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Discounts and premiums are amortized over the lives of the respective securities using the effective yield method.

(c)
Distributions to Shareholders – The Funds intend to distribute all net investment income monthly and net realized gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net

13

NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)
investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.
(d)
Federal Income Taxes – Each Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and intends to maintain this qualification and to distribute substantially all net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by a Fund.

Management of the Funds is required to analyze all open tax years, as defined by the Internal Revenue Service statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities. As of and during the period ended June 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. The tax returns for the Funds for the current fiscal periods are open for examination. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(e)
Segment Reporting – Each Fund operates as a single-segment entity. The Funds’ income, expenses, assets, and performance are regularly monitored and assessed by the Co-Chief Investment Officers of the Adviser, who serve as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds. Under the terms of this agreement, RAAA pays the Adviser a monthly fee based on the Fund’s average daily net assets at an annual rate of 0.30%; and RCLO pays the Adviser a monthly fee based on the Fund’s average daily net assets at an annual rate of 0.50%. Additionally, the Adviser is responsible for substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Adviser is not responsible for interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, expenses associated with the purchase, sale, or ownership of securities, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, securities lending fees and expenses, and distribution (12b-1) fees and expenses. The Adviser pays any Trust-level expenses allocated to the Funds.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as each Fund’s administrator, fund accountant, and transfer agent and provides compliance services to the Funds. The officers of the Trust are employees of Fund Services. U.S. Bank National Association serves as each Fund’s custodian. The Distributor acts as each Fund’s distributor and principal underwriter. For the period ended June 30, 2026, the fees for these services were paid by the Adviser.

14

NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)
NOTE 4 – INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term securities, in-kind transactions, and U.S. government obligations) for the period ended June 30, 2026, were as follows:
Reckoner Yield Enhanced AAA CLO ETF

Purchases	$81,120,094
Sales	$13,932,860

Reckoner BBB-B CLO ETF

Purchases	$34,695,203
Sales	$5,287,300

There were no purchases or sales of in-kind transactions associated with creations and redemptions in either Fund during the period ended June 30, 2026.
NOTE 5 – FEDERAL INCOME TAX INFORMATION
At June 30, 2026, the components of accumulated earnings (losses) for federal income tax purposes were as follows:

	Reckoner Yield Enhanced AAA CLO ETF	Reckoner BBB-B CLO ETF
Tax cost of Investments	$67,162,479	$29,383,645
Unrealized Appreciation	23,501	20,233
Unrealized Depreciation	(39,724)	(184,649)
Net Unrealized Depreciation on Investments	(16,223)	(164,416)
Undistributed Ordinary Income	146,674	167,441
Other Accumulated Losses	(12,401)	(18,686)
Total Accumulated Gains (Losses)	$118,050	(15,661)

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. In each Fund the reclassification is due in part to the tax deferral of losses on wash sales. These reclassifications have no effect on net assets or net asset value per share. For the period ended June 30, 2026, permanent differences in book and tax accounting have been reclassified to capital, and distributable earnings/accumulated losses as follows:

	Distributable Earnings/ Accumulated Losses	Paid In Capital
Reckoner Yield Enhanced AAA CLO ETF	$—	$—
Reckoner BBB-B CLO ETF	$—	$—

The tax character of distributions paid during the period ended June 30, 2026 was as follows:

	Reckoner Yield Enhanced AAA CLO ETF Period Ended June 30, 2026	Reckoner BBB-B CLO ETF Period Ended June 30, 2026
Distributions Paid From:
Ordinary Income	$1,430,435	$1,151,235
Total Distributions Paid	$1,430,435	$1,151,235

15

NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)
Each Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve-month period ending October 31. In connection with this requirement, each Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year ordinary losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. Neither Fund had any late-year ordinary losses or post-October losses as of June 30, 2026.
At June 30, 2026, each Fund had capital loss carryforwards, which reduce its taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

	Not Subject to Expiration
	Short-Term	Long-Term	Total
Reckoner Yield Enhanced AAA CLO ETF	$(12,401)	$ —	$(12,401)
Reckoner BBB-B CLO ETF	$(18,686)	$—	$(18,686)

NOTE 6 – INDEMNIFICATIONS
In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Funds to the counterparty to the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against such Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
NOTE 7 – BORROWINGS
RAAA may enter into reverse repurchase agreements. A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Proceeds from securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund. In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights.
During the period ended June 30, 2026, the reverse repurchase agreement activity for RAAA was as follows:

BMO Capital Markets Corp.
Average daily balance outstanding	$3,195,051
Interest expense	$51,468
Amount outstanding as of June 30, 2026	$3,254,000
Average interest rate	4.20%
Scotia Capital (USA), Inc.
Average daily balance outstanding	$24,587,476
Interest expense	$1,080,465
Amount outstanding as of June 30, 2026	$26,411,600
Average interest rate	4.51%
Wells Fargo Securities, LLC
Average daily balance outstanding	$2,462,259
Interest expense	$15,419
Amount outstanding as of June 30, 2026	$3,203,000
Average interest rate	4.17%

*	Additional information regarding the reverse repurchase agreements as of June 30, 2026 are located in the Schedule of Reverse Repurchase Agreements.

16

NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)
The following is a summary of the reverse repurchase agreements by type of collateral and the remaining contractual maturity of the agreements:

Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater Than 90 Days	Total
Collateralized Loan Obligations	$—	$31,266,600	$1,602,000	$—	$32,868,600

Below are the gross and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement.

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Collateral
				Non-Cash Collateral Pledged*	Cash Collateral Pledged (Received)*	Net Amount
Reverse Repurchase Agreements
BMO Capital Markets Corp	$3,254,000	$ —	$3,254,000	$(4,004,308)	$ —	$ —
Scotia Capital (USA), Inc	26,411,600	—	26,411,600	(33,036,772)	—	—
Wells Fargo Securities, LLC	3,203,000	—	3,203,000	(4,003,210)	—	—
	$ 32,868,600	$—	$ 32,868,600	$(41,044,290)	$—	$—

*	Excess of collateral pledged to the individual counterparty is not shown for financial statement purposes.
Reverse repurchase transactions are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances, including an event of default of the Fund (such as bankruptcy or insolvency), to offset payables under the MRA with collateral held with the counterparty and create one single net payment from the Fund. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed. In the event the buyer of securities (i.e. the MRA counterparty) under a MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.
The Funds have access to a $10 million secured line of credit through an agreement with U.S. Bank National Association. The Funds may temporarily draw on the line of credit to satisfy redemption requests or to settle investment transactions. Interest is charged to the Funds based on their borrowings at a rate per annum equal to the Prime Rate, to be paid monthly. The line of credit was renewed on December 16, 2025, and will mature, unless renewed, no later than December 16, 2026. During the period ended June 30, 2026, the loan activity for RAAA was as follows:

Maximum available credit	$10,000,000
Largest amount outstanding on an individual day	$2,038,000
Average daily loan outstanding	$1,958,000
Interest expense	$1,101
Loan outstanding as of June 30, 2026	$—
Average interest rate	6.75%

During the period ended June 30, 2026, RCLO did not draw on this line of credit.

17

NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)
NOTE 8 – PRINCIPAL RISKS
As with all funds, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A complete description of principal risks is included in the Funds’ prospectus under the heading “Principal Investment Risks.”
NOTE 9 – SUBSEQUENT EVENTS
Management has evaluated events and transactions that occurred subsequent to June 30, 2026, through the date the financial statements were issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

18

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Reckoner Yield Enhanced AAA CLO ETF and Reckoner BBB-B CLO ETF and
Board of Trustees of Advisor Managed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments and reverse repurchase agreements (as applicable), of Reckoner ETFs comprising the Funds listed below (the “Funds”), each a series of Advisor Managed Portfolios, as of June 30, 2026, the related statements of operations, cash flows, as applicable, and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of their operations and cash flows (as applicable), the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations and Cash Flows (as applicable)	Statements of Changes in Net Assets	Financial Highlights
Reckoner Yield Enhanced AAA CLO ETF	For the period July 8, 2025 (commencement of operations) through June 30, 2026
Reckoner BBB-B CLO ETF	For the period October 21, 2025 (commencement of operations) through June 30, 2026

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2026.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
August 28, 2026

19

ADDITIONAL INFORMATION
June 30, 2026 (Unaudited)
TAX INFORMATION
For the year ended June 30, 2026, certain dividends paid by each Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Reckoner Yield Enhanced AAA CLO ETF	0.00%
Reckoner BBB-B CLO ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended June 30, 2026 was as follows:

Reckoner Yield Enhanced AAA CLO ETF	0.00%
Reckoner BBB-B CLO ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

Reckoner Yield Enhanced AAA CLO ETF	0.00%
Reckoner BBB-B CLO ETF	0.00%

Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
All fund expenses, including Trustee compensation, are paid by the Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statements of Additional Information.
Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

20

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable as the investment advisory contract was not approved during the past six month period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees .

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	September 8, 2026

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	September 4, 2026